Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Segment Reporting Information [Line Items]
Revenue	$ 582,317	$ 556,011	$ 568,008	$ 524,458	$ 559,675	$ 480,288	$ 418,143	$ 382,525	$ 2,230,794	$ 1,840,631	$ 1,529,869
Operating income									303,592	198,204	207,287
Depreciation and amortization									202,145	158,737	118,243
Assets	5,348,430				5,359,613				5,348,430	5,359,613	3,549,211
Americas Segment [Member]
Segment Reporting Information [Line Items]
Revenue									1,470,282	1,162,582	912,490
Operating income									356,310	303,803	262,953
Depreciation and amortization									167,351	123,477	88,456
Assets	4,103,862				4,215,949				4,103,862	4,215,949	2,437,903
EMEA Segment [Member]
Segment Reporting Information [Line Items]
Revenue									549,061	483,373	443,385
Operating income									129,766	81,048	95,144
Depreciation and amortization									22,730	25,688	22,188
Assets	886,000				874,602				886,000	874,602	881,499
APAC Segment [Member]
Segment Reporting Information [Line Items]
Revenue									211,451	194,676	173,994
Operating income									48,792	42,089	46,042
Depreciation and amortization									4,798	2,363	1,065
Assets	219,053				158,963				219,053	158,963	114,426
Unallocated Amount to Segment [Member]
Segment Reporting Information [Line Items]
Revenue									0	0	0
Operating income									(231,276)	(228,736)	(196,852)
Depreciation and amortization									7,266	7,209	6,534
Assets	$ 139,515				$ 110,099				$ 139,515	$ 110,099	$ 115,383